Convertible Note Arrangement - Conversion of notes (Details) $ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 04, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($) shares
Subsequent Events
Principal value of notes converted | $		$ 3,500	$ 5,500
Number of common shares issued upon conversion of notes		789,103,000	1,240,019,000	1,240,019,000
Interest make-whole payments upon conversion		$ 485		$ 756
Conversion of notes
Subsequent Events
Principal value of notes converted | $	$ 500
Number of common shares issued upon conversion of notes	41,390
Interest make-whole payments upon conversion | $	$ 90
Conversion of notes | Common Shares
Subsequent Events
Number of common shares issued upon conversion of notes	201,607
Conversion of notes | Convertible Note
Subsequent Events
Number of common shares issued upon conversion of notes	242,997